Fees Summary	Oct. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 40,043,750
Previously Paid Amount	(0)
Total Fee Amount	3,483.81
Total Offset Amount	(0)
Net Fee	$ 3,483.81
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A